Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total assets	$ 4,798,585	$ 4,854,004
Advances from affiliates	4,153	4,924
Cash and cash equivalents	92,069	206,762	$ 160,221	$ 149,014
Liquefied natural gas segment
Segment Reporting Information [Line Items]
Total assets	4,449,598	4,395,336
Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Total assets	252,765	246,982
Cash and cash equivalents
Segment Reporting Information [Line Items]
Cash and cash equivalents	92,069	206,762
Advances to affiliates
Segment Reporting Information [Line Items]
Advances from affiliates	$ 4,153	$ 4,924